Cover - shares	12 Months Ended
	Feb. 29, 2024	Jul. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Feb. 29, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--02-28
Entity File Number	000-54260
Entity Registrant Name	First Phosphate Corp.
Entity Central Index Key	0001490078
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1055 West Georgia Street
Entity Address, Address Line Two	1500 Royal Centre
Entity Address, Address Line Three	P.O. Box 11117
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4N7
Title of 12(b) Security	Common Shares, without par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		73,786,772
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Davidson & Company LLP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1055 West Georgia Street
Entity Address, Address Line Two	1500 Royal Centre
Entity Address, Address Line Three	P.O. Box 11117
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4N7
City Area Code	(416
Local Phone Number	200-0657
Contact Personnel Name	Bennett Kurtz